Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Accounting loss before tax from continuing operations					$ (4,459,789)	$ (19,109,548)
Accounting loss before income tax					(4,459,789)	(19,109,548)
At federal statutory income tax rate of 21%					(936,555)	(4,013,005)
State income tax benefit, net of federal benefit					(8,418)	(253,649)
Permanent differences, net					583,678	2,207,439
Valuation allowance charges affecting the provision for income taxes					44,277,923
Other					(56,942)	229,514
Total	$ (58,470)	$ 487,627	$ (58,470)	$ 48,742	$ 43,859,686	$ (1,829,701)